CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

	December 31, 2023	December 31, 2022
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	164,986	96,162
Issued for cash (a)	880	47,492
Issued as consideration for exchangeable notes purchase	-	21,332

At period end	165,866	164,986

	December 31, 2023	December 31, 2022
	ADS	ADS
In thousands of ADSs
Balance at January 1	8,249	4,808
Issued for cash	44	2,374
Issued as consideration for Exchangeable Notes purchase	-	1,067

At period end	8,293	8,249
The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2023	December 31, 2022
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2023	December 31, 2022
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628